Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Goodwill
Balance at January 1, 2013	$17,452
Acquisition	999
Foreign currency	(405)
Balance at December 31, 2013	18,046
Acquisition	4,725
Foreign currency	(156)
Balance at December 31, 2014	$22,615

Schedule of Intangible Assets and Goodwill [Table Text Block]

	2014		2013
	Historical Cost	Accumulated Amortization	Historical Cost	Accumulated Amortization
Finite-lived intangible assets:
Customer relationships	$12,175	$3,372	$8,170	$2,403
Technology & drawings	6,620	2,035	5,790	1,685
Other intangibles	1,544	1,517	1,568	1,505
Total finite-lived intangible assets	20,339	6,924	15,528	5,593
Goodwill	22,615	-	18,046	-
Trade names & trademarks	3,888	-	3,522	-
Total	$46,842	$6,924	$37,096	$5,593